Property, Plant and Equipment - Schedule of Future Purchase Commitments for Property, Plant and Equipment (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Contracted for but not provided in the financial statements	€ 373	€ 449
Authorised by the Directors but not contracted for	€ 355	€ 366